Cover - USD ($)	12 Months Ended
	Dec. 31, 2022	Feb. 15, 2023	Jun. 30, 2022
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	001-37976
Entity Registrant Name	Southwest Gas Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-3881866
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Title of 12(b) Security	Southwest Gas Holdings, Inc. Common Stock, $1 par value
Trading Symbol	SWX
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 5,834,690,207
Entity Common Stock, Shares Outstanding		67,146,347
Documents Incorporated by Reference

Description	Part Into Which Incorporated
Annual Report to Stockholders for the Year Ended December 31, 2022 2023 Proxy Statement	Parts I, II, and IV Part III

Entity Central Index Key	0001692115
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Southwest Gas Corporation
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	1-7850
Entity Registrant Name	Southwest Gas Corporation
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	88-0085720
Entity Address, Address Line One	8360 S. Durango Dr.
Entity Address, Address Line Two	Post Office Box 98510
Entity Address, City or Town	Las Vegas,
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89193-8510
City Area Code	(702)
Local Phone Number	876-7237
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0000092416
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false